Annual Fund Operating Expenses	May 10, 2024
Venerable High Yield Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 16, 2026
Venerable High Yield Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.15%	[1]
Expenses (as a percentage of Assets)	1.10%
Fee Waiver or Reimbursement	(0.38%)	[2]
Net Expenses (as a percentage of Assets)	0.72%
Venerable High Yield Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[1]
Expenses (as a percentage of Assets)	0.80%
Fee Waiver or Reimbursement	0.00%	[2]
Net Expenses (as a percentage of Assets)	0.80%
Venerable Moderate Allocation Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 16, 2026
Venerable Moderate Allocation Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.15%	[3]
Acquired Fund Fees and Expenses	0.73%	[3]
Expenses (as a percentage of Assets)	1.23%
Fee Waiver or Reimbursement	(0.34%)	[4]
Net Expenses (as a percentage of Assets)	0.89%
Venerable Moderate Allocation Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%	[5]
Distribution and Service (12b-1) Fees	0.00%	[5]
Other Expenses (as a percentage of Assets):	0.15%	[3],[5]
Acquired Fund Fees and Expenses	0.73%	[3],[5]
Expenses (as a percentage of Assets)	0.93%	[5]
Fee Waiver or Reimbursement	0.00%	[4],[5]
Net Expenses (as a percentage of Assets)	0.93%	[5]
Venerable Large Cap Index Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 16, 2026
Venerable Large Cap Index Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.13%	[6]
Expenses (as a percentage of Assets)	0.58%
Fee Waiver or Reimbursement	(0.07%)	[7]
Net Expenses (as a percentage of Assets)	0.51%
Venerable Large Cap Index Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%	[6]
Expenses (as a percentage of Assets)	0.28%
Fee Waiver or Reimbursement	0.00%	[7]
Net Expenses (as a percentage of Assets)	0.28%
Venerable Strategic Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 16, 2026
Venerable Strategic Bond Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.15%	[8]
Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement	(0.10%)	[9]
Net Expenses (as a percentage of Assets)	0.80%
Venerable Strategic Bond Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[8]
Expenses (as a percentage of Assets)	0.60%
Fee Waiver or Reimbursement	0.00%	[9]
Net Expenses (as a percentage of Assets)	0.60%
Venerable US Large Cap Core Equity Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.15%	[10]
Expenses (as a percentage of Assets)	1.05%
Venerable US Large Cap Core Equity Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[10]
Expenses (as a percentage of Assets)	0.75%
Venerable US Large Cap Strategic Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 16, 2026
Venerable US Large Cap Strategic Equity Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.15%	[11]
Expenses (as a percentage of Assets)	1.05%
Fee Waiver or Reimbursement	(0.19%)	[12]
Net Expenses (as a percentage of Assets)	0.86%
Venerable US Large Cap Strategic Equity Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[11]
Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement	0.00%	[12]
Net Expenses (as a percentage of Assets)	0.75%

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Until August 16, 2026, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.72% for Class V shares and 0.80% for Class I shares. Termination or modification of these obligations prior to August 16, 2026 requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.
[3]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[4]	Until August 16, 2026, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.89% for Class V shares. Termination or modification of these obligations prior to August 16, 2026 requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.
[5]	Class I is not available for purchase.
[6]	Other Expenses are based on estimated amounts for the current fiscal year.
[7]	Until August 16, 2026, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.51% for Class V shares and 0.28% for Class I shares. Termination or modification of these obligations prior to August 16, 2026 requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.
[8]	Other Expenses are based on estimated amounts for the current fiscal year.
[9]	Until August 16, 2026, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.80% for Class V shares and 0.60% for Class I shares. Termination or modification of these obligations prior to August 16, 2026 requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.
[10]	Other Expenses are based on estimated amounts for the current fiscal year.
[11]	Other Expenses are based on estimated amounts for the current fiscal year.
[12]	Until August 16, 2026, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fees), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.86% for Class V shares and 0.75% for Class I shares. Termination or modification of these obligations prior to August 16, 2026 requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.